Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Retained Earnings (Accumulated Deficit) [Abstract]
PRC statutory reserve funds	¥ 2,031	$ 278	¥ 1,567
Unreserved retained earnings	178,042	24,392	159,673
Total retained earnings	¥ 180,073	$ 24,670	¥ 161,240